Average Annual Total Returns	12 Months Ended	54 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	12.31%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.15%)
ZEGA Buy and Hedge ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.97%	5.30%
Performance Inception Date		Jul. 06, 2021
ZEGA Buy and Hedge ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	4.23%
ZEGA Buy and Hedge ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.28%	3.60%